Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (12,801)
Actuarial loss	9,989
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(51)
Actuarial loss	¥ 1,800